Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2019	$ 602,450	$ 17,889	$ 13,962	$ (10,949)	$ 623,352	$ 88,436	$ 711,788
Transactions With Owners, Recognized Directly In Equity Contributions By And Distributions To Owners
Share-based payment transactions	0	0	874	0	874	236	1,110
Dividend to holders of non-controlling interests in subsidiaries					0		0
Dividends declared and paid	0	0	0	(120,133)	(120,133)	(12,412)	(132,545)
Total contributions by and distributions to owners	0	0	874	(120,133)	(119,259)	(12,176)	(131,435)
Changes In Ownership Interests In Subsidiaries [Abstract]
Dilution in investment in subsidiary	0	0	0	80,674	80,674	136,170	216,844
Acquisition of non-controlling interests without a change in control	0	0	(4,109)	0	(4,109)	(1,498)	(5,607)
Total changes in ownership interests in subsidiaries	0	0	(4,109)	80,674	76,565	134,672	211,237
Total comprehensive income for the year
Net profit for the year	0	0	0	507,106	507,106	(2,881)	504,225
Other comprehensive income		(1,993)	(22,070)	3,122	(20,941)	1,134	(19,807)
Total comprehensive income for the year	0	(1,993)	(22,070)	510,228	486,165	(1,747)	484,418
Balance at Dec. 31, 2020	602,450	15,896	(11,343)	459,820	1,066,823	209,185	1,276,008
Transactions With Owners, Recognized Directly In Equity Contributions By And Distributions To Owners
Share-based payment transactions	0	0	7,371	0	7,371	1,187	8,558
Dividends declared and paid	0	0	0	(288,811)	(288,811)	(10,214)	(299,025)
Total contributions by and distributions to owners	0	0	7,371	(288,811)	(281,440)	(9,027)	(290,467)
Changes In Ownership Interests In Subsidiaries [Abstract]
Dilution in investment in subsidiary	0	0	0	38,443	38,443	103,891	142,334
Non Controlling Interests In Respect Of Business Combination	0	0	0	0	0	6,769	6,769
Acquisition of non-controlling interests without a change in control	0	0	0	0	0	197,075	197,075
Total changes in ownership interests in subsidiaries	0	0	0	38,443	38,443	307,735	346,178
Total comprehensive income for the year
Net profit for the year	0	0	0	930,273	930,273	(54,956)	875,317
Other comprehensive income	0	9,784	29,755	50	39,589	33,661	73,250
Total comprehensive income for the year	0	9,784	29,755	930,323	969,862	(21,295)	948,567
Balance at Dec. 31, 2021	602,450	25,680	25,783	1,139,775	1,793,688	486,598	2,280,286
Transactions With Owners, Recognized Directly In Equity Contributions By And Distributions To Owners
Cash distribution to owners of the Company	(552,316)	0	0	0	(552,316)	0	(552,316)
Share-based payment transactions	0		8,502		8,502	2,104	10,606
Total contributions by and distributions to owners	(552,316)	0	8,502	0	(543,814)	2,104	(541,710)
Changes In Ownership Interests In Subsidiaries [Abstract]
Dilution in investment in subsidiary	0	0	0	57,585	57,585	135,567	193,152
Acquisition Of Subsidiary With Non Controlling Interests	0	0	41	0	41	0	41
Acquisition of non-controlling interests without a change in control	0	0	0	0	0	36,725	36,725
Total changes in ownership interests in subsidiaries	0	0	41	57,585	57,626	172,292	229,918
Total comprehensive income for the year
Net profit for the year	0	0	0	312,652	312,652	37,007	349,659
Other comprehensive income	0	(24,474)	8,227	(5,420)	(21,667)	(568)	(22,235)
Total comprehensive income for the year	0	(24,474)	8,227	307,232	290,985	36,439	327,424
Balance at Dec. 31, 2022	$ 50,134	$ 1,206	$ 42,553	$ 1,504,592	$ 1,598,485	$ 697,433	$ 2,295,918